                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

EXPLANATORY NOTE: This Amendment No. 1 to Form 13F is being filed to replace and correct a filing agent's error and inadvertent filing of an incomplete 13F draft report on August 8, 2008. Such prior filing is replaced in its entirety by this Amendment No. 1.

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):  [x] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highfields Capital Management LP
Address:  John Hancock Tower
          200 Clarendon Street, 59th Floor
          Boston, MA 02116

Form 13F File Number: 28-3499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph F. Mazzella
Title:  General Counsel
Phone:  617-850-7500

Signature, Place, and Date of Signing:

 /s/ Joseph F. Mazzella   Boston, Massachusetts   August 14, 2008
------------------------  ---------------------   ---------------

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager: NONE.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  84
Form 13F Information Table Value Total:  $7,091,541 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number    Name
--- --------------------    ---------------------
01  File Number 28-7618     Jonathon S. Jacobson
02  File Number 28-7616     Richard L. Grubman

FORM 13F

Page 2 of 4        Name of Reporting Manager: Highfields Capital Management LP

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
Item 1:                       Item 2:        Item 3:  Item 4:         Item 5:         Item 6:    Item 7:          Item 8:
-------                   ----------------- --------- --------- -------------------  ----------  --------  ----------------------
                                                                                                              VOTING AUTHORITY
                              TITLE OF                 VALUE     SHRS OR   SH/  PUT/ INVESTMENT   OTHER    ----------------------
NAME OF ISSUER                 CLASS          CUSIP   (x$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS     SOLE    SHARED NONE
--------------            ----------------- --------- --------- ---------- ---  ---- ----------  --------  ---------- ------ ----
Aetna Inc                       COM         00817Y108    14,591    360,000 SH          OTHER     01/02        360,000
Alcoa Inc                       COM         013817101   480,441 13,487,950 SH          OTHER     01/02     13,487,950
Allstate Corp                   COM         020002101     7,386    162,000 SH          OTHER     01/02        162,000
Altern Asset Mgmt Acq     *W EXP 08/01/201  02149U119       293    750,000 SH          OTHER     01/02        750,000
Altern Asset Mgmt Acq           COM         02149U101     6,975    750,000 SH          OTHER     01/02        750,000
Altria Group                    COM         02209S103    13,543    658,685 SH          OTHER     01/02        658,685
Alumina Ltd                SPONSORED ADR    022205108    22,738  1,254,836 SH          OTHER     01/02      1,254,836
American Express Co             COM         025816109    45,694  1,213,000 SH          OTHER     01/02      1,213,000
Anheuser Busch Cos Inc          COM         035229103   104,021  1,674,525 SH          OTHER     01/02      1,674,525
AnnTaylor Stores Corp           COM         036115103    71,325  2,976,826 SH          OTHER     01/02      2,976,826
Berkshire Hathaway Inc          CL A        084670108   152,749      1,265 SH          OTHER     01/02          1,265
Boston Scientific Corp          COM         101137107   100,714  8,194,804 SH          OTHER     01/02      8,194,804
Cablevision Systems Corp   CL A NY CABLVS   12686C109    75,961  3,361,085 SH          OTHER     01/02      3,361,085
Cadbury PLC                  SPONS ADR      12721E102    16,907    335,999 SH          OTHER     01/02        335,999
Canadian Nat Res Ltd            COM         136385101   264,201  2,635,424 SH          OTHER     01/02      2,635,424
CapitalSource Inc               COM         14055X102    13,317  1,201,868 SH          OTHER     01/02      1,201,868
Career Education Corp           COM         141665109    78,552  5,376,592 SH          OTHER     01/02      5,376,592
Cerner Corp                     COM         156782104    13,102    290,000 SH   PUT    OTHER     01/02        290,000
Clear Channel Comm              COM         184502102 1,183,896 33,633,415 SH          OTHER     01/02     33,633,415
Coach Inc                       COM         189754104    27,040    936,300 SH          OTHER     01/02        936,300
Comcast Corp                  CL A SPL      20030N200   203,278 10,835,726 SH          OTHER     01/02     10,835,726
Comcast Corp                    CL A        20030N101   103,236  5,442,043 SH          OTHER     01/02      5,442,043
Constellation Energy Grp        COM         210371100    35,098    427,500 SH   CALL   OTHER     01/02        427,500
CVS Caremark Corp               COM         126650100   442,209 11,175,368 SH          OTHER     01/02     11,175,368
Dean Foods Co                   COM         242370104    35,431  1,805,856 SH          OTHER     01/02      1,805,856
Dillards Inc                    CL A        254067101    23,140  2,000,000 SH          OTHER     01/02      2,000,000
Downey Financial Corp           COM         261018105     6,693  2,416,181 SH          OTHER     01/02      2,416,181
Dr Pepper Snapple Grp           COM         26138E109    72,522  3,456,713 SH          OTHER     01/02      3,456,713
Eagle Materials Inc             COM         26969P108    17,731    700,000 SH          OTHER     01/02        700,000
Eclipsys Corp                   COM         278856109    18,360  1,000,000 SH          OTHER     01/02      1,000,000
Embarq Corp                     COM         29078E105     7,475    158,131 SH          OTHER     01/02        158,131
EMC Corp                        COM         268648102    21,154  1,440,000 SH   CALL   OTHER     01/02      1,440,000
Employers Holdings Inc          COM         292218104    28,071  1,356,081 SH          OTHER     01/02      1,356,081
EnCana Corp                     COM         292505104   638,950  7,026,831 SH          OTHER     01/02      7,026,831
EnCana Corp                     COM         292505104    40,919    450,000 SH   CALL   OTHER     01/02        450,000
Fidelity Natl Info Svcs         COM         31620M106   105,139  2,848,517 SH          OTHER     01/02      2,848,517
First American Corp             COM         318522307   232,000  8,787,879 SH          OTHER     01/02      8,787,879
Fiserv Inc                      COM         337738108     9,074    200,000 SH          OTHER     01/02        200,000
Fluor Corp                      COM         343412102     1,861     20,000 SH   PUT    OTHER     01/02         20,000
FPL Group Inc                   COM         302571104     9,837    150,000 SH          OTHER     01/02        150,000
Frontier Oil Corp               COM         35914P105    92,404  3,864,649 SH          OTHER     01/02      3,864,649
Global Consumer Acq Corp  UNIT 99/99/9999   378983209    29,323  2,950,000 SH          OTHER     01/02      2,950,000
GSC Acquisition Co        *W EXP 06/25/201  40053G114       225    300,000 SH          OTHER     01/02        300,000
HealthSouth Corp              COM NEW       421924309   103,939  6,250,079 SH          OTHER     01/02      6,250,079
Infosys Technologies Ltd   SPONSORED ADR    456788108    23,623    543,556 SH          OTHER     01/02        543,556
International Game Tech         COM         459902102    24,980  1,000,000 SH          OTHER     01/02      1,000,000
Knology Inc                     COM         499183804    11,529  1,049,039 SH          OTHER     01/02      1,049,039
Kraft Foods Inc                 CL A        50075N104   166,551  5,854,178 SH          OTHER     01/02      5,854,178
Marriott International          CL A        571903202    99,185  3,779,900 SH          OTHER     01/02      3,779,900
McClatchy Co                    CL A        579489105    11,093  1,636,118 SH          OTHER     01/02      1,636,118
MCF Corp                        COM         580395309     1,490  1,146,461 SH          OTHER     01/02      1,146,461
Microsoft Corp                  COM         594918104     2,751    100,000 SH   CALL   OTHER     01/02        100,000
Motorola Inc                    COM         620076109   306,858 41,806,321 SH          OTHER     01/02     41,806,321
News Corporation                CL A        65248E104    30,874  2,052,769 SH          OTHER     01/02      2,052,769

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
Item 1:                       Item 2:         Item 3:  Item 4:        Item 5:         Item 6:    Item 7:          Item 8:
-------                  ------------------- --------- -------- -------------------- ----------  --------  ----------------------
                                                                                                              VOTING AUTHORITY
                              TITLE OF                  VALUE    SHRS OR   SH/  PUT/ INVESTMENT   OTHER    ----------------------
NAME OF ISSUER                 CLASS           CUSIP   (x$1000)  PRN AMT   PRN  CALL DISCRETION  MANAGERS     SOLE    SHARED NONE
--------------           ------------------- --------- -------- ---------- ---- ---- ----------  --------  ---------- ------ ----
Northern Dynasty Min          COM NEW        66510M204   6,792     845,819 SH          OTHER     01/02        845,819
Och Ziff Cap Mgmt Grp           CL A         67551U105  69,041   3,631,800 SH          OTHER     01/02      3,631,800
Office Depot Inc                COM          676220106 123,307  11,271,164 SH          OTHER     01/02     11,271,164
Peoples United Finl             COM          712704105   3,588     230,001 SH          OTHER     01/02        230,001
Philip Morris Intl Inc          COM          718172109  32,532     658,685 SH          OTHER     01/02        658,685
PNC Finl Svcs Group Inc         COM          693475105 218,839   3,832,550 SH          OTHER     01/02      3,832,550
Qualcomm Inc                    COM          747525103 207,832   4,684,075 SH          OTHER     01/02      4,684,075
Royal Dutch Shell PLC       SPONS ADR A      780259206  37,995     465,000 SH          OTHER     01/02        465,000
Royal Dutch Shell PLC       SPONS ADR A      780259206   3,922      48,000 SH   CALL   OTHER     01/02         48,000
Sapphire Industrials      UNIT 99/99/9999    80306T208  20,000   2,000,000 SH          OTHER     01/02      2,000,000
Select Sector SPDR Tr      SBI INT-ENERGY    81369Y506  14,476     163,608 SH          OTHER     01/02        163,608
Select Sector SPDR Tr       SBI INT-FINL     81369Y605   6,448     320,000 SH          OTHER     01/02        320,000
SLM Corp                        COM          78442P106 116,691   6,030,526 SH          OTHER     01/02      6,030,526
Smithfield Foods Inc            COM          832248108  18,055     908,200 SH          OTHER     01/02        908,200
SP Acquisition Hldgs      UNIT 99/99/9999    78470A203   4,950     500,000 SH          OTHER     01/02        500,000
SPDR Gold Trust               GOLD SHS       78463V107  64,934     710,440 SH          OTHER     01/02        710,440
SPDR Tr                      UNIT SER 1      78462F103  23,933     187,009 SH          OTHER     01/02        187,009
Suncor Energy                   COM          867229106  35,691     614,100 SH          OTHER     01/02        614,100
Suncor Energy                   COM          867229106   6,922     119,100 SH   CALL   OTHER     01/02        119,100
Tailwind Financial Inc          COM          874023104     686      86,800 SH          OTHER     01/02         86,800
Tailwind Financial Inc    UNIT 99/99/9999    874023203   1,978     250,000 SH          OTHER     01/02        250,000
Tailwind Financial Inc    *W EXP 04/11/201   874023112     232   1,221,100 SH          OTHER     01/02      1,221,100
Take-Two Interactive            COM          874054109  16,621     650,000 SH          OTHER     01/02        650,000
Time Warner Cable               CL A         88732J108  83,451   3,151,480 SH          OTHER     01/02      3,151,480
Ultra Petroleum Corp            COM          903914109 142,537   1,451,500 SH   PUT    OTHER     01/02      1,451,500
United Rentals Inc              COM          911363109  17,649     900,000 SH          OTHER     01/02        900,000
VeriFone Holdings Inc           COM          92342Y109  13,771   1,152,351 SH          OTHER     01/02      1,152,351
Wachovia Corp            CONV 7.5% PFD CL A  929903219   1,763       2,000 PRN         OTHER     01/02          2,000
Walgreen Co                     COM          931422109  69,571   2,140,000 SH          OTHER     01/02      2,140,000
Wendys Intl Inc                 COM          950590109  76,886   2,824,597 SH          OTHER     01/02      2,824,597